Consolidated Statements of Income and Other Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 MXN ($) $ / shares shares	Dec. 31, 2021 MXN ($) $ / shares shares	Dec. 31, 2020 MXN ($) $ / shares shares
Revenues:
Aeronautical services	$ 362,352	$ 7,055,543	$ 5,277,728	$ 2,942,558
Non-aeronautical services	114,516	2,229,802	1,653,379	1,171,039
Construction services	136,067	2,649,423	1,788,903	1,253,869
Total revenues	612,935	11,934,768	8,720,010	5,367,466
Operating costs and expenses:
Cost of services, excluding depreciation and amortization	47,435	923,638	782,107	765,958
Major maintenance provision	24,245	472,077	512,653	392,531
Cost of construction	136,067	2,649,423	1,788,903	1,253,869
Administrative expenses	34,286	667,600	586,542	518,059
Concession taxes	22,018	428,717	319,906	199,202
Technical assistance fees	9,124	177,667	133,558	81,164
Depreciation and amortization	28,308	551,200	487,230	435,344
Other income, net	(2)	(40)	(1,278)	(129)
Total operating costs and expenses	301,481	5,870,282	4,609,621	3,645,998
Operating income	311,454	6,064,486	4,110,389	1,721,468
Interest expense	47,973	934,102	516,676	420,499
Interest income	(8,798)	(171,312)	(129,479)	(111,889)
Exchange loss (income), net	456	8,871	(112,617)	(79,522)
Total non-operating loss	39,631	771,661	274,580	229,088
Income before income taxes	271,824	5,292,825	3,835,809	1,492,380
Income tax expense	70,643	1,375,520	972,179	394,501
Consolidated net income for the year	201,181	3,917,305	2,863,630	1,097,879
Items that will not be subsequently reclassified to profit or loss:
Actuarial gain (loss) on labor obligations	1,092	21,258	4,281	(13,039)
Income tax relating to actuarial loss (gain) on labor obligations	(328)	(6,377)	(1,284)	3,912
Total other comprehensive income (loss)	764	14,881	2,997	(9,127)
Total comprehensive income for the year	201,946	3,932,186	2,866,627	1,088,752
Consolidated net income attributable to:
Controlling interest	200,342	3,900,967	2,857,265	1,094,358
Non-controlling interest	839	16,338	6,365	3,521
Comprehensive income attributable to:
Controlling interest	201,107	3,915,848	2,860,262	1,085,231
Non-controlling interest	$ 839	$ 16,338	$ 6,365	$ 3,521
Basic earnings per share of controlling interest | (per share)	$ 0.51879	$ 10.10169	$ 7.35206	$ 2.8038
Weighted average shares outstanding	386,169,425	386,169,425	388,634,783	390,313,970